Cullen Capital Management, LLC

Olympic Tower

645 Fifth Avenue

New York, NY 10022

November 1, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:          Cullen Funds Trust (the “Trust”)

(File Nos. 333-33302 and 811-09871)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

1.	that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 59 to the Form N-1A Registration Statement filed by the Company on October 28, 2021, which is the most recent amendment to such registration statement and which became effective that same day; and

2.	that the text of Post-Effective Amendment No. 59 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 28, 2021.

Very truly yours,

/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Chief Operating Officer